5. Property and Equipment	9 Months Ended
Mar. 31, 2014
Notes
5. Property and Equipment

5.               PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2014, and June 30, 2013, consisted of the following:

	March 31, 2014	June 30, 2013
Furniture	$35,997	$32,966
Manufacturing equipment	209,359	193,948
Office Equipment	54,435	52,706
Leasehold improvements	85,320	80,650
Computer software	52,150	51,918
Less accumulated depreciation and amortization	(230,706)	(182,345)
Property and equipment, net	$206,555	$229,843